Intangible assets (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)		Dec. 31, 2020 BRL (R$) Municipalities	Dec. 31, 2019 BRL (R$) Municipalities	Dec. 31, 2018 BRL (R$)
IfrsStatementLineItems [Line Items]
Program contracts commitments, current	R$ 77,652		R$ 162,541
Program contracts commitments, noncurrent	R$ 44,995		R$ 68,939
Percentage of revenue	4445.00%		4458.00%
Intangible assets related to PPP ALTO TIETE	R$ 269,062		R$ 287,645
Monthly remuneration plus any interests and charges	36,519
Intangible assets related to PPP Sao Lourenco	R$ 2,895,798		R$ 3,065,445
Intangible assets, discount rate for adjustment - PPP	7.80%
Amortization average rate	4.90%		4.70%	4.20%
Rights of use were written off	R$ 108,406
Minimum performance percentage is not reached	12000.00%
Contract asset	R$ 8,550,102	[1]	R$ 7,969,164	R$ 7,617,714	R$ 7,407,948
Intangible assets	36,503,834		34,405,575	R$ 32,325,447	R$ 29,012,460
Performance Agreements [Member]
IfrsStatementLineItems [Line Items]
Contract asset	737,657		306,738
Intangible assets	R$ 871,488		R$ 265,940
Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Number of municipalities | Municipalities			375	372
Percentage of revenue	7.50%

[1]	The largest works are located in the municipalities of São Paulo, Praia Grande and São Bernardo do Campo, in the amounts of R$ 3,955 million, R$ 634 million and R$ 407 million, respectively.